Stock Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares Subject to Outstanding Options
Outstanding at the beginning of period	103,760
Options granted	487,697
Options exercised	(77)
Options forfeited	(3,490)
Options expired	(10,637)
Outstanding as end of period	577,253	103,760
Vested and expected to vest	557,995
Exercisable	289,308
Weighted-Average Exercise Price of Options
Outstanding at the beginning of period	$ 34.19
Options granted	$ 5.00
Options exercised	$ 4.77
Options forfeited	$ 10.36
Options expired	$ 31.31
Outstanding as end of period	$ 7.00	$ 34.19
Vested and expected to vest	$ 7.07
Exercisable	$ 9.55
Weighted-Average Remaining Contractual Term (Years)
Outstanding	9 years 6 months 26 days	4 years 5 months 5 days
Vested and expected to vest	9 years 6 months 22 days
Exercisable	9 years 3 months
Aggregate Intrinsic Value (In Thousands)
Outstanding at the beginning of period
Outstanding as end of period	3
Vested and expected	3
Exercisable	$ 1